Schedule of Investments(a)
Invesco AI and Next Gen Software ETF (IGPT)
July 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.97%
Advertising-1.49%
Magnite, Inc.(b)	19,142	$ 278,325
Trade Desk, Inc. (The), Class A(b)	61,116	5,493,106
		5,771,431
Alternative Carriers-0.11%
Cogent Communications Holdings, Inc.(c)	5,898	416,340
Application Software-18.25%
Adobe, Inc.(b)	39,933	22,029,039
Altair Engineering, Inc., Class A(b)(c)	6,990	617,636
ANSYS, Inc.(b)	11,966	3,752,897
Autodesk, Inc.(b)	29,292	7,250,356
Bentley Systems, Inc., Class B(c)	24,100	1,174,634
Braze, Inc., Class A(b)(c)	9,804	431,964
Cadence Design Systems, Inc.(b)	32,810	8,781,925
Dassault Systemes SE (France)	99,052	3,755,735
DocuSign, Inc.(b)	27,991	1,552,941
DoubleVerify Holdings, Inc.(b)(c)	19,926	420,837
Elastic N.V.(b)	10,194	1,117,976
Five9, Inc.(b)(c)	10,138	451,648
HubSpot, Inc.(b)	6,964	3,461,317
Informatica, Inc., Class A(b)(c)	8,871	212,372
MicroStrategy, Inc., Class A(b)(c)	2,170	3,503,335
Nemetschek SE (Germany)	4,867	465,303
Nice Ltd. (Israel)(b)	7,129	1,300,231
Pegasystems, Inc.	5,905	411,697
Samsara, Inc., Class A(b)(c)	28,240	1,081,027
Sinch AB(b)(d)	88,589	239,376
Sprinklr, Inc., Class A(b)(c)	19,559	192,265
Synopsys, Inc.(b)	13,148	7,340,791
Unity Software, Inc.(b)(c)	43,854	717,451
Verint Systems, Inc.(b)(c)	8,549	308,961
		70,571,714
Communications Equipment-0.04%
Harmonic, Inc.(b)(c)	10,213	149,723
Consumer Electronics-0.54%
Garmin Ltd.	12,278	2,102,607
Data Center REITs-4.37%
Digital Realty Trust, Inc.(c)	44,247	6,614,484
Equinix, Inc.	13,008	10,279,442
		16,893,926
Electrical Components & Equipment-1.63%
AMETEK, Inc.	22,316	3,871,380
Nidec Corp. (Japan)	54,517	2,426,923
		6,298,303
Electronic Components-0.32%
Largan Precision Co. Ltd. (Taiwan)	14,307	1,225,257
Electronic Equipment & Instruments-4.98%
Cognex Corp.(c)	23,482	1,165,177
Comet Holding AG (Switzerland)	579	231,863
Halma PLC (United Kingdom)	36,367	1,243,464
Hexagon AB, Class B (Sweden)(c)	279,248	2,840,004
Inficon Holding AG (Switzerland)	234	348,242
Jenoptik AG (Germany)	6,152	175,747
Keyence Corp. (Japan)	28,308	12,396,744
Novanta, Inc.(b)(c)	3,134	567,818
Spectris PLC (United Kingdom)	7,394	288,526
		19,257,585
	Shares	Value
Electronic Manufacturing Services-0.09%
IPG Photonics Corp.(b)(c)	4,513	$ 362,845
Health Care Equipment-4.98%
Intuitive Surgical, Inc.(b)	43,316	19,258,727
Health Care Services-0.13%
RadNet, Inc.(b)(c)	8,377	500,526
Industrial Machinery & Supplies & Components-1.49%
ATS Corp. (Canada)(b)	10,323	310,037
AutoStore Holdings Ltd. (Norway)(b)(d)	158,590	199,280
Duerr AG (Germany)	5,981	131,771
Fortive Corp.	37,731	2,710,972
Harmonic Drive Systems, Inc. (Japan)(c)	8,605	237,058
Hiwin Technologies Corp. (Taiwan)	35,342	215,579
MINEBEA MITSUMI, Inc. (Japan)	36,218	873,315
Yaskawa Electric Corp. (Japan)(c)	31,348	1,095,492
		5,773,504
Interactive Home Entertainment-0.79%
Electronic Arts, Inc.	20,378	3,075,855
Interactive Media & Services-17.37%
Alphabet, Inc., Class A	185,931	31,894,604
Baidu, Inc., A Shares (China)(b)	173,855	1,951,752
Meta Platforms, Inc., Class A	64,615	30,681,140
Pinterest, Inc., Class A(b)	81,991	2,619,612
		67,147,108
Internet Services & Infrastructure-1.78%
NEXTDC Ltd. (Australia)(b)	82,298	900,155
Snowflake, Inc., Class A(b)	45,754	5,965,407
		6,865,562
IT Consulting & Other Services-0.03%
Addnode Group AB (Sweden)	10,281	101,970
Movies & Entertainment-0.22%
Roku, Inc., Class A(b)(c)	14,897	867,154
Research & Consulting Services-0.06%
Clarivate PLC(b)(c)	36,887	248,618
Semiconductors-36.44%
Advanced Micro Devices, Inc.(b)	203,696	29,429,998
Alchip Technologies Ltd. (Taiwan)	10,347	824,738
Ambarella, Inc.(b)	5,564	292,889
AP Memory Technology Corp. (Taiwan)	18,634	180,841
ARM Holdings PLC, ADR(b)(c)	16,126	2,324,885
ASMedia Technology, Inc. (Taiwan)	3,647	184,736
Credo Technology Group Holding Ltd.(b)	17,360	481,740
Faraday Technology Corp. (Taiwan)	27,366	246,852
Global Unichip Corp. (Taiwan)	8,517	297,978
Hygon Information Technology Co. Ltd., A Shares (China)	18,182	200,008
Intel Corp.	550,883	16,934,143
Lattice Semiconductor Corp.(b)	18,907	1,002,071
Macronix International Co. Ltd. (Taiwan)	154,091	137,824
Marvell Technology, Inc.	70,838	4,744,729
MaxLinear, Inc.(b)(c)	5,902	83,454
Microchip Technology, Inc.	53,184	4,721,676
Micron Technology, Inc.	127,988	14,055,642
Nanya Technology Corp. (Taiwan)(b)	159,353	276,820
NVIDIA Corp.	251,306	29,407,828
QUALCOMM, Inc.	122,841	22,228,079
Renesas Electronics Corp. (Japan)	134,955	2,312,335
Silicon Laboratories, Inc.(b)(c)	4,365	524,368
See accompanying notes which are an integral part of this schedule.

Invesco AI and Next Gen Software ETF (IGPT)—(continued)
July 31, 2024
(Unaudited)
	Shares	Value
Semiconductors-(continued)
SK hynix, Inc. (South Korea)	68,524	$ 9,685,688
Winbond Electronics Corp. (Taiwan)	417,953	294,360
		140,873,682
Systems Software-0.31%
Adeia, Inc.	13,098	153,901
Dolby Laboratories, Inc., Class A(c)	7,564	595,741
Teradata Corp.(b)(c)	13,330	432,159
		1,181,801
Technology Hardware, Storage & Peripherals-4.55%
Hewlett Packard Enterprise Co.	94,395	1,879,404
Mitac Holdings Corp. (Taiwan)	112,385	144,456
NetApp, Inc.	20,227	2,568,425
Pure Storage, Inc., Class A(b)(c)	25,542	1,530,732
Seagate Technology Holdings PLC	28,721	2,934,425
Super Micro Computer, Inc.(b)	6,588	4,622,470
Western Digital Corp.(b)	44,724	2,998,744
Wiwynn Corp. (Taiwan)	14,696	907,602
		17,586,258
Total Common Stocks & Other Equity Interests (Cost $335,314,647)		386,530,496
Money Market Funds-0.10%
Invesco Government & Agency Portfolio, Institutional Class, 5.22%(e)(f) (Cost $369,662)	369,662	369,662
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.07% (Cost $335,684,309)		386,900,158
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.33%
Invesco Private Government Fund, 5.30%(e)(f)(g)	3,584,715	$ 3,584,715
Invesco Private Prime Fund, 5.48%(e)(f)(g)	9,302,881	9,305,672
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $12,890,387)		12,890,387
TOTAL INVESTMENTS IN SECURITIES-103.40% (Cost $348,574,696)		399,790,545
OTHER ASSETS LESS LIABILITIES-(3.40)%		(13,155,034)
NET ASSETS-100.00%		$386,635,511

Investment Abbreviations:
ADR	-American Depositary Receipt
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2024.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2024 was $438,656, which represented less than 1% of the Fund’s Net Assets.
(e)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2024.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$122,755	$5,286,876	$(5,039,969)	$-	$-	$369,662	$4,297
See accompanying notes which are an integral part of this schedule.

Invesco AI and Next Gen Software ETF (IGPT)—(continued)
July 31, 2024
(Unaudited)
	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2024	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$3,521,877	$15,941,281	$(15,878,443)	$-	$-	$3,584,715	$43,157*
Invesco Private Prime Fund	9,067,590	39,986,675	(39,748,868)	696	(421)	9,305,672	115,559*
Total	$12,712,222	$61,214,832	$(60,667,280)	$696	$(421)	$13,260,049	$163,013

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of July 31, 2024.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Biotechnology & Genome ETF (PBE)
July 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.04%
Biotechnology-78.64%
Amgen, Inc.	40,588	$ 13,494,292
BioMarin Pharmaceutical, Inc.(b)	163,681	13,803,219
Blueprint Medicines Corp.(b)(c)	64,914	7,030,186
Catalyst Pharmaceuticals, Inc.(b)(c)	401,027	6,913,705
Dynavax Technologies Corp.(b)(c)	577,832	6,465,940
Exelixis, Inc.(b)	326,696	7,661,021
Gilead Sciences, Inc.	190,532	14,491,864
Halozyme Therapeutics, Inc.(b)(c)	154,246	8,523,634
Incyte Corp.(b)	212,794	13,846,506
Ionis Pharmaceuticals, Inc.(b)(c)	176,538	8,731,570
Ironwood Pharmaceuticals, Inc.(b)(c)	1,130,122	7,718,733
MannKind Corp.(b)(c)	1,435,223	8,266,885
Myriad Genetics, Inc.(b)(c)	284,954	7,970,163
Neurocrine Biosciences, Inc.(b)	86,725	12,277,658
PTC Therapeutics, Inc.(b)(c)	182,210	6,167,809
Regeneron Pharmaceuticals, Inc.(b)	12,513	13,503,904
Sage Therapeutics, Inc.(b)(c)	557,004	6,099,194
TG Therapeutics, Inc.(b)(c)	394,371	7,792,771
United Therapeutics Corp.(b)	24,691	7,735,443
Veracyte, Inc.(b)(c)	309,790	7,434,960
Vericel Corp.(b)(c)	138,524	6,998,232
Vertex Pharmaceuticals, Inc.(b)	27,259	13,512,832
Xencor, Inc.(b)(c)	283,973	5,798,729
		212,239,250
Health Care Services-2.57%
OPKO Health, Inc.(b)(c)	4,886,099	6,938,261
Life Sciences Tools & Services-13.11%
Bio-Techne Corp.	83,707	6,829,654
Illumina, Inc.(b)	118,985	14,587,561
Qiagen N.V.(b)	154,468	6,872,281
Repligen Corp.(b)(c)	42,394	7,094,636
		35,384,132
	Shares	Value
Pharmaceuticals-5.72%
Collegium Pharmaceutical, Inc.(b)(c)	193,342	$ 7,457,201
Intra-Cellular Therapies, Inc.(b)	101,266	7,971,659
		15,428,860
Total Common Stocks & Other Equity Interests (Cost $218,632,620)		269,990,503
Money Market Funds-0.05%
Invesco Government & Agency Portfolio, Institutional Class, 5.22%(d)(e) (Cost $142,820)	142,820	142,820
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.09% (Cost $218,775,440)		270,133,323
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-20.01%
Invesco Private Government Fund, 5.30%(d)(e)(f)	14,949,410	14,949,410
Invesco Private Prime Fund, 5.48%(d)(e)(f)	39,023,078	39,034,785
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $53,983,980)		53,984,195
TOTAL INVESTMENTS IN SECURITIES-120.10% (Cost $272,759,420)		324,117,518
OTHER ASSETS LESS LIABILITIES-(20.10)%		(54,238,856)
NET ASSETS-100.00%		$269,878,662
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2024.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2024.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$103,539	$1,189,174	$(1,149,893)	$-	$-	$142,820	$4,422
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	13,218,169	33,419,999	(31,688,758)	-	-	14,949,410	170,447*
Invesco Private Prime Fund	33,997,267	84,591,073	(79,553,407)	5,139	(5,287)	39,034,785	456,011*
Total	$47,318,975	$119,200,246	$(112,392,058)	$5,139	$(5,287)	$54,127,015	$630,880

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying notes which are an integral part of this schedule.

Invesco Biotechnology & Genome ETF (PBE)—(continued)
July 31, 2024
(Unaudited)
(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Building & Construction ETF (PKB)
July 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.03%
Building Products-28.05%
Apogee Enterprises, Inc.(b)	119,998	$ 8,236,663
Armstrong World Industries, Inc.	68,152	8,955,172
AZEK Co., Inc. (The)(c)	168,520	7,564,863
Carlisle Cos., Inc.	34,273	14,345,992
Griffon Corp.(b)	118,161	8,514,682
MasterBrand, Inc.(c)	498,824	9,003,773
Owens Corning	44,320	8,260,361
Quanex Building Products Corp.(b)	247,313	8,260,254
Trane Technologies PLC	43,996	14,706,983
		87,848,743
Construction & Engineering-10.39%
Construction Partners, Inc., Class A(b)(c)	129,686	8,384,200
EMCOR Group, Inc.	20,013	7,513,680
Sterling Infrastructure, Inc.(b)(c)	64,630	7,520,347
Tutor Perini Corp.(c)	366,592	9,124,475
		32,542,702
Construction Materials-23.63%
CRH PLC	182,318	15,624,653
Eagle Materials, Inc.(b)	33,930	9,239,139
Knife River Corp.(c)	109,913	8,740,282
Martin Marietta Materials, Inc.	25,328	15,028,369
United States Lime & Minerals, Inc.	114,520	9,739,926
Vulcan Materials Co.	56,883	15,614,952
		73,987,321
Forest Products-2.75%
Louisiana-Pacific Corp.(b)	87,875	8,625,810
Gas Utilities-2.46%
Southwest Gas Holdings, Inc.(b)	103,703	7,690,614
Home Improvement Retail-5.17%
Home Depot, Inc. (The)	43,941	16,177,319
Homebuilding-20.45%
KB Home	113,816	9,797,281
Meritage Homes Corp.	45,743	9,279,883
PulteGroup, Inc.	127,518	16,832,376
	Shares	Value
Homebuilding-(continued)
Toll Brothers, Inc.(b)	65,652	$ 9,369,197
TopBuild Corp.(c)	19,543	9,352,107
Tri Pointe Homes, Inc.(c)	208,079	9,415,575
		64,046,419
Office Services & Supplies-2.82%
Interface, Inc.(b)	510,147	8,815,340
Other Specialty Retail-4.31%
Tractor Supply Co.(b)	51,240	13,492,517
Total Common Stocks & Other Equity Interests (Cost $255,277,055)		313,226,785
Money Market Funds-0.05%
Invesco Government & Agency Portfolio, Institutional Class, 5.22%(d)(e) (Cost $154,750)	154,750	154,750
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.08% (Cost $255,431,805)		313,381,535
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-9.73%
Invesco Private Government Fund, 5.30%(d)(e)(f)	8,441,806	8,441,806
Invesco Private Prime Fund, 5.48%(d)(e)(f)	22,033,220	22,039,830
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $30,481,636)		30,481,636
TOTAL INVESTMENTS IN SECURITIES-109.81% (Cost $285,913,441)		343,863,171
OTHER ASSETS LESS LIABILITIES-(9.81)%		(30,725,795)
NET ASSETS-100.00%		$313,137,376
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at July 31, 2024.
(c)	Non-income producing security.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2024.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$135,160	$824,552	$(804,962)	$-	$-	$154,750	$2,320
See accompanying notes which are an integral part of this schedule.

Invesco Building & Construction ETF (PKB)—(continued)
July 31, 2024
(Unaudited)
	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2024	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$5,258,530	$23,563,811	$(20,380,535)	$-	$-	$8,441,806	$41,965*
Invesco Private Prime Fund	13,523,415	42,140,530	(33,624,558)	713	(270)	22,039,830	112,085*
Total	$18,917,105	$66,528,893	$(54,810,055)	$713	$(270)	$30,636,386	$156,370

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Energy Exploration & Production ETF (PXE)
July 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.93%
Gas Utilities-2.94%
National Fuel Gas Co.	70,460	$ 4,128,252
Oil & Gas Exploration & Production-69.15%
APA Corp.	130,524	4,071,044
California Resources Corp.(b)	81,294	4,181,763
Chesapeake Energy Corp.(b)	43,028	3,284,327
Chord Energy Corp.	21,268	3,650,865
CNX Resources Corp.(b)(c)	154,200	4,081,674
Coterra Energy, Inc.	259,006	6,682,355
Crescent Energy Co., Class A(b)	312,234	3,818,622
Devon Energy Corp.	145,945	6,863,793
Diamondback Energy, Inc.	36,094	7,302,177
EOG Resources, Inc.	56,721	7,192,223
Gulfport Energy Corp.(c)	24,188	3,560,715
HighPeak Energy, Inc.(b)	251,523	4,228,102
Mach Natural Resources L.P.	202,684	3,901,667
Magnolia Oil & Gas Corp., Class A(b)	153,230	4,173,985
Marathon Oil Corp.	269,875	7,569,994
Matador Resources Co.	62,758	3,858,362
Murphy Oil Corp.	91,765	3,797,236
Northern Oil and Gas, Inc.(b)	96,566	4,170,685
Ovintiv, Inc.	79,137	3,675,122
SM Energy Co.	79,541	3,674,794
Vital Energy, Inc.(b)(c)	80,662	3,517,670
		97,257,175
Oil & Gas Refining & Marketing-27.84%
CVR Energy, Inc.(b)	131,272	3,754,379
Delek US Holdings, Inc.	143,356	3,409,006
HF Sinclair Corp.	69,653	3,585,040
Marathon Petroleum Corp.	39,842	7,052,831
Par Pacific Holdings, Inc.(c)	143,252	3,803,340
PBF Energy, Inc., Class A	79,041	3,220,921
	Shares	Value
Oil & Gas Refining & Marketing-(continued)
Phillips 66	50,002	$ 7,274,291
Valero Energy Corp.	43,639	7,057,299
		39,157,107
Total Common Stocks & Other Equity Interests (Cost $128,973,257)		140,542,534
Money Market Funds-0.17%
Invesco Government & Agency Portfolio, Institutional Class, 5.22%(d)(e) (Cost $235,550)	235,550	235,550
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.10% (Cost $129,208,807)		140,778,084
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-17.45%
Invesco Private Government Fund, 5.30%(d)(e)(f)	6,780,163	6,780,163
Invesco Private Prime Fund, 5.48%(d)(e)(f)	17,759,671	17,764,999
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $24,545,116)		24,545,162
TOTAL INVESTMENTS IN SECURITIES-117.55% (Cost $153,753,923)		165,323,246
OTHER ASSETS LESS LIABILITIES-(17.55)%		(24,680,392)
NET ASSETS-100.00%		$140,642,854
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at July 31, 2024.
(c)	Non-income producing security.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2024.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$174,555	$1,110,467	$(1,049,472)	$-	$-	$235,550	$2,207
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	7,869,909	24,660,435	(25,750,181)	-	-	6,780,163	100,475*
Invesco Private Prime Fund	20,256,110	53,402,031	(55,893,090)	2,686	(2,738)	17,764,999	263,098*
Total	$28,300,574	$79,172,933	$(82,692,743)	$2,686	$(2,738)	$24,780,712	$365,780

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
See accompanying notes which are an integral part of this schedule.

Invesco Energy Exploration & Production ETF (PXE)—(continued)
July 31, 2024
(Unaudited)
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Food & Beverage ETF (PBJ)
July 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.96%
Agricultural Products & Services-5.44%
Archer-Daniels-Midland Co.	53,259	$ 3,302,591
Bunge Global S.A.	30,475	3,206,884
		6,509,475
Brewers-2.92%
Boston Beer Co., Inc. (The), Class A(b)(c)	12,493	3,500,663
Distillers & Vintners-4.96%
Constellation Brands, Inc., Class A	24,222	5,938,265
Fertilizers & Agricultural Chemicals-5.00%
Corteva, Inc.	106,826	5,992,939
Food Distributors-2.81%
Andersons, Inc. (The)(c)	61,613	3,359,757
Food Retail-11.77%
Kroger Co. (The)	113,673	6,195,178
Sprouts Farmers Market, Inc.(b)(c)	41,082	4,103,681
Weis Markets, Inc.(c)	50,269	3,792,796
		14,091,655
Packaged Foods & Meats-45.52%
Adecoagro S.A. (Brazil)	326,937	3,158,211
Dole PLC	262,611	3,899,773
Freshpet, Inc.(b)(c)	24,556	2,988,465
General Mills, Inc.(c)	89,176	5,987,277
Kraft Heinz Co. (The)	169,647	5,973,271
Lancaster Colony Corp.(c)	17,619	3,401,524
Mondelez International, Inc., Class A	87,996	6,014,527
Nomad Foods Ltd. (United Kingdom)(c)	181,799	3,474,179
Pilgrim’s Pride Corp.(b)(c)	89,838	3,704,021
Post Holdings, Inc.(b)	30,851	3,373,865
Seaboard Corp.	989	3,212,183
Tyson Foods, Inc., Class A	56,135	3,418,622
Vital Farms, Inc.(b)(c)	80,277	2,929,308
WK Kellogg Co.(c)	168,217	2,960,619
		54,495,845
Personal Care Products-2.40%
BellRing Brands, Inc.(b)	56,154	2,879,577
Restaurants-9.65%
Cava Group, Inc.(b)	39,364	3,315,236
	Shares	Value
Restaurants-(continued)
Chipotle Mexican Grill, Inc.(b)	94,310	$ 5,122,919
Wingstop, Inc.	8,322	3,111,430
		11,549,585
Soft Drinks & Non-alcoholic Beverages-9.49%
Celsius Holdings, Inc.(b)(c)	39,117	1,831,849
Coca-Cola Co. (The)	96,184	6,419,320
Vita Coco Co., Inc. (The)(b)(c)	120,339	3,109,560
		11,360,729
Total Common Stocks & Other Equity Interests (Cost $114,422,905)		119,678,490
Money Market Funds-0.15%
Invesco Government & Agency Portfolio, Institutional Class, 5.22%(d)(e) (Cost $176,937)	176,937	176,937
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.11% (Cost $114,599,842)		119,855,427
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-18.32%
Invesco Private Government Fund, 5.30%(d)(e)(f)	6,080,545	6,080,545
Invesco Private Prime Fund, 5.48%(d)(e)(f)	15,854,886	15,859,642
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $21,940,121)		21,940,187
TOTAL INVESTMENTS IN SECURITIES-118.43% (Cost $136,539,963)		141,795,614
OTHER ASSETS LESS LIABILITIES-(18.43)%		(22,069,303)
NET ASSETS-100.00%		$119,726,311
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2024.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2024.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$278,201	$738,296	$(839,560)	$-	$-	$176,937	$2,356
See accompanying notes which are an integral part of this schedule.

Invesco Food & Beverage ETF (PBJ)—(continued)
July 31, 2024
(Unaudited)
	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2024	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$1,586,758	$18,621,295	$(14,127,508)	$-	$-	$6,080,545	$34,988*
Invesco Private Prime Fund	4,078,883	49,645,661	(37,865,165)	298	(35)	15,859,642	97,871*
Total	$5,943,842	$69,005,252	$(52,832,233)	$298	$(35)	$22,117,124	$135,215

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Leisure and Entertainment ETF (PEJ)
July 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.95%
Broadcasting-5.45%
Fox Corp., Class A(b)	194,974	$ 7,416,811
Paramount Global, Class B	543,890	6,211,224
		13,628,035
Casinos & Gaming-2.94%
Light & Wonder, Inc.(c)	68,492	7,342,342
Food Distributors-5.07%
Sysco Corp.	165,222	12,664,266
Hotels, Resorts & Cruise Lines-36.65%
Airbnb, Inc., Class A(c)	81,439	11,365,627
Booking Holdings, Inc.	3,145	11,683,706
Choice Hotels International, Inc.(b)	58,362	7,438,237
Expedia Group, Inc.(c)	59,336	7,575,427
Hilton Worldwide Holdings, Inc.	59,892	12,857,016
Hyatt Hotels Corp., Class A(b)	44,130	6,501,673
MakeMyTrip Ltd. (India)(b)(c)	83,866	7,849,019
Norwegian Cruise Line Holdings Ltd.(b)(c)	394,433	7,269,400
Playa Hotels & Resorts N.V.(c)	774,852	6,566,871
Royal Caribbean Cruises Ltd.(c)	79,739	12,496,696
		91,603,672
Interactive Media & Services-2.57%
TripAdvisor, Inc.(b)(c)	364,520	6,426,488
Movies & Entertainment-23.43%
Cinemark Holdings, Inc.(b)(c)	382,230	9,012,983
Lions Gate Entertainment Corp., Class A(b)(c)	741,430	6,798,913
Madison Square Garden Entertainment Corp.(b)(c)	185,256	7,315,760
Madison Square Garden Sports Corp., Class A(b)(c)	35,525	7,119,565
Manchester United PLC, Class A (United Kingdom)(b)(c)	401,958	6,897,599
Sphere Entertainment Co.(b)(c)	185,139	8,234,983
Warner Bros. Discovery, Inc.(c)	1,521,629	13,162,091
		58,541,894
Passenger Airlines-2.89%
SkyWest, Inc.(c)	90,409	7,227,295
	Shares	Value
Restaurants-20.95%
Brinker International, Inc.(b)(c)	96,206	$ 6,427,523
Cava Group, Inc.(b)(c)	79,251	6,674,519
Chipotle Mexican Grill, Inc.(c)	189,790	10,309,393
Domino’s Pizza, Inc.	23,519	10,082,595
Shake Shack, Inc., Class A(b)(c)	68,153	5,971,566
Texas Roadhouse, Inc.	37,970	6,629,942
Wingstop, Inc.	16,741	6,259,125
		52,354,663
Total Common Stocks & Other Equity Interests (Cost $235,449,884)		249,788,655
Money Market Funds-0.15%
Invesco Government & Agency Portfolio, Institutional Class, 5.22%(d)(e) (Cost $374,633)	374,633	374,633
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.10% (Cost $235,824,517)		250,163,288
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-24.03%
Invesco Private Government Fund, 5.30%(d)(e)(f)	16,657,690	16,657,690
Invesco Private Prime Fund, 5.48%(d)(e)(f)	43,392,220	43,405,238
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $60,062,803)		60,062,928
TOTAL INVESTMENTS IN SECURITIES-124.13% (Cost $295,887,320)		310,226,216
OTHER ASSETS LESS LIABILITIES-(24.13)%		(60,300,378)
NET ASSETS-100.00%		$249,925,838
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at July 31, 2024.
(c)	Non-income producing security.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2024.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$254,757	$654,889	$(535,013)	$-	$-	$374,633	$3,162
See accompanying notes which are an integral part of this schedule.

Invesco Leisure and Entertainment ETF (PEJ)—(continued)
July 31, 2024
(Unaudited)
	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2024	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$20,495,133	$52,542,675	$(56,380,118)	$-	$-	$16,657,690	$218,759*
Invesco Private Prime Fund	52,522,306	114,661,419	(123,777,786)	6,106	(6,807)	43,405,238	586,661*
Total	$73,272,196	$167,858,983	$(180,692,917)	$6,106	$(6,807)	$60,437,561	$808,582

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Next Gen Connectivity ETF (KNCT)
July 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.80%
Application Software-4.87%
Cadence Design Systems, Inc.(b)	2,250	$ 602,235
Confluent, Inc., Class A(b)(c)	2,240	56,045
Datadog, Inc., Class A(b)	2,911	338,957
DocuSign, Inc.(b)	1,852	102,749
Dynatrace, Inc.(b)	2,669	117,222
Nutanix, Inc., Class A(b)	2,554	129,003
Synopsys, Inc.(b)	1,281	715,208
		2,061,419
Cable & Satellite-3.14%
Charter Communications, Inc., Class A(b)	868	329,597
Comcast Corp., Class A	22,724	937,819
Liberty Broadband Corp., Class C(b)	946	63,751
		1,331,167
Communications Equipment-9.03%
Accton Technology Corp. (Taiwan)	5,195	80,130
Arista Networks, Inc.(b)	2,534	878,158
Ciena Corp.(b)(c)	1,486	78,372
Cisco Systems, Inc.	32,156	1,557,958
F5, Inc.(b)	631	128,497
Juniper Networks, Inc.	3,748	141,262
Motorola Solutions, Inc.	1,429	570,057
Nokia OYJ (Finland)	49,998	195,906
Telefonaktiebolaget LM Ericsson, Class B (Sweden)(c)	28,026	191,571
		3,821,911
Construction & Engineering-0.13%
Dycom Industries, Inc.(b)	300	55,053
Data Center REITs-2.72%
Digital Realty Trust, Inc.(c)	3,044	455,048
Equinix, Inc.	881	696,201
		1,151,249
Data Processing & Outsourced Services-0.06%
Genpact Ltd.	801	27,771
Electronic Components-1.56%
Amphenol Corp., Class A	7,393	475,074
Coherent Corp.(b)	1,370	95,462
Largan Precision Co. Ltd. (Taiwan)	1,058	90,607
		661,143
Electronic Equipment & Instruments-0.34%
Keysight Technologies, Inc.(b)	1,030	143,757
Electronic Manufacturing Services-0.81%
TE Connectivity Ltd.	2,221	342,767
Integrated Telecommunication Services-12.30%
AT&T, Inc.	67,304	1,295,602
BCE, Inc. (Canada)(c)	3,603	121,460
BT Group PLC (United Kingdom)(c)	37,499	67,841
Cellnex Telecom S.A. (Spain)(d)	4,065	141,551
China Tower Corp. Ltd., H Shares (China)(d)	386,924	47,548
Chunghwa Telecom Co. Ltd. (Taiwan)	30,994	114,566
Deutsche Telekom AG (Germany)	21,305	557,219
Elisa OYJ (Finland)	1,485	69,130
Emirates Telecommunications Group Co. PJSC (United Arab Emirates)	32,926	146,836
Frontier Communications Parent, Inc.(b)(c)	2,388	69,968
Nippon Telegraph & Telephone Corp. (Japan)	97,177	103,597
Orange S.A. (France)(b)	11,354	125,933
PT Telkom Indonesia (Persero) Tbk (Indonesia)	490,728	86,919
	Shares	Value
Integrated Telecommunication Services-(continued)
Swisscom AG (Switzerland)	158	$ 96,568
Telefonica S.A. (Spain)(c)	50,044	226,304
Telenor ASA (Norway)	5,975	71,037
Telia Co. AB (Sweden)(c)	17,722	51,475
Telstra Group Ltd. (Australia)	33,551	86,321
TELUS Corp. (Canada)	6,727	108,542
Verizon Communications, Inc.	39,979	1,619,949
		5,208,366
Internet Services & Infrastructure-1.64%
Akamai Technologies, Inc.(b)	1,272	125,012
Cloudflare, Inc., Class A(b)	2,757	213,668
MongoDB, Inc.(b)	661	166,810
NEXTDC Ltd. (Australia)(b)	5,024	54,951
Okta, Inc.(b)	1,442	135,461
		695,902
IT Consulting & Other Services-4.70%
Accenture PLC, Class A (Ireland)	3,758	1,242,470
Fujitsu Ltd. (Japan)	11,349	206,109
Kyndryl Holdings, Inc.(b)	1,909	51,295
NEC Corp. (Japan)	1,327	114,655
Wipro Ltd., ADR (India)(c)	60,666	373,702
		1,988,231
Research & Consulting Services-0.51%
Booz Allen Hamilton Holding Corp.	743	106,479
CACI International, Inc., Class A(b)	235	108,448
		214,927
Security & Alarm Services-0.19%
SECOM Co. Ltd. (Japan)	1,230	78,659
Semiconductors-29.39%
ARM Holdings PLC, ADR(b)	1,109	159,885
Broadcom, Inc.	20,150	3,237,702
Intel Corp.	38,378	1,179,740
Lattice Semiconductor Corp.(b)	1,216	64,448
Marvell Technology, Inc.	8,137	545,016
Microchip Technology, Inc.	3,570	316,945
Micron Technology, Inc.	8,724	958,070
QUALCOMM, Inc.	10,535	1,906,308
Rambus, Inc.(b)	970	49,897
SK hynix, Inc. (South Korea)	3,242	458,248
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	119,159	3,385,899
United Microelectronics Corp. (Taiwan)	116,471	178,586
		12,440,744
Systems Software-5.60%
Check Point Software Technologies Ltd. (Israel)(b)	889	163,087
CrowdStrike Holdings, Inc., Class A(b)	2,192	508,456
CyberArk Software Ltd.(b)	423	108,449
Fortinet, Inc.(b)	5,856	339,882
Palo Alto Networks, Inc.(b)	3,042	987,829
Qualys, Inc.(b)(c)	349	52,050
Tenable Holdings, Inc.(b)(c)	1,124	51,614
Zscaler, Inc.(b)	895	160,518
		2,371,885
Technology Hardware, Storage & Peripherals-14.10%
Apple, Inc.	15,754	3,498,648
Lite-On Technology Corp. (Taiwan)	13,303	40,107
NetApp, Inc.	2,027	257,389
See accompanying notes which are an integral part of this schedule.

Invesco Next Gen Connectivity ETF (KNCT)—(continued)
July 31, 2024
(Unaudited)
	Shares	Value
Technology Hardware, Storage & Peripherals-(continued)
Samsung Electronics Co. Ltd. (South Korea)	31,807	$ 1,938,338
Xiaomi Corp., B Shares (China)(b)(d)	108,293	233,443
		5,967,925
Telecom Tower REITs-3.50%
American Tower Corp.	4,359	960,724
Crown Castle, Inc.	2,735	301,069
SBA Communications Corp., Class A	997	218,881
		1,480,674
Wireless Telecommunication Services-5.21%
America Movil S.A.B. de C.V., Class B (Mexico)	228,749	191,049
KDDI Corp. (Japan)	12,514	375,936
Rogers Communications, Inc., Class B (Canada)	2,402	92,832
SoftBank Corp. (Japan)	18,693	244,130
SoftBank Group Corp. (Japan)	5,427	330,468
Tele2 AB, Class B (Sweden)(c)	5,056	51,986
T-Mobile US, Inc.	4,076	742,973
Vodafone Group PLC (United Kingdom)	188,971	175,829
		2,205,203
Total Common Stocks & Other Equity Interests (Cost $33,087,323)		42,248,753
Money Market Funds-0.02%
Invesco Government & Agency Portfolio, Institutional Class, 5.22%(e)(f) (Cost $8,489)	8,489	8,489
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.82% (Cost $33,095,812)		42,257,242
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.27%
Invesco Private Government Fund, 5.30%(e)(f)(g)	384,958	$ 384,958
Invesco Private Prime Fund, 5.48%(e)(f)(g)	996,346	996,645
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,381,596)		1,381,603
TOTAL INVESTMENTS IN SECURITIES-103.09% (Cost $34,477,408)		43,638,845
OTHER ASSETS LESS LIABILITIES-(3.09)%		(1,306,148)
NET ASSETS-100.00%		$42,332,697

Investment Abbreviations:
ADR	-American Depositary Receipt
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2024.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2024 was $422,542, which represented less than 1% of the Fund’s Net Assets.
(e)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2024.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$169,042	$(160,553)	$-	$-	$8,489	$134
See accompanying notes which are an integral part of this schedule.

Invesco Next Gen Connectivity ETF (KNCT)—(continued)
July 31, 2024
(Unaudited)
	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2024	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$280,801	$2,104,518	$(2,000,361)	$-	$-	$384,958	$5,012*
Invesco Private Prime Fund	721,774	4,707,010	(4,432,147)	110	(102)	996,645	13,822*
Total	$1,002,575	$6,980,570	$(6,593,061)	$110	$(102)	$1,390,092	$18,968

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of July 31, 2024.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Next Gen Media and Gaming ETF (GGME)
July 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.14%
Advertising-3.07%
Integral Ad Science Holding Corp.(b)(c)	1,859	$ 18,925
Magnite, Inc.(b)	3,743	54,423
Trade Desk, Inc. (The), Class A(b)	11,939	1,073,077
		1,146,425
Application Software-16.33%
Adobe, Inc.(b)	3,744	2,065,378
Altair Engineering, Inc., Class A(b)	1,369	120,965
ANSYS, Inc.(b)	2,338	733,267
Autodesk, Inc.(b)	5,646	1,397,498
Beijing Kingsoft Office Software, Inc., A Shares (China)	659	19,207
Bentley Systems, Inc., Class B(c)	4,708	229,468
Dassault Systemes SE (France)	19,357	733,956
DoubleVerify Holdings, Inc.(b)(c)	3,895	82,262
Iflytek Co. Ltd., A Shares (China)	2,500	13,740
Matterport, Inc.(b)(c)	7,101	31,528
Nemetschek SE (Germany)	948	90,632
Riskified Ltd., Class A(b)	3,167	19,889
Unity Software, Inc.(b)(c)	8,570	140,205
Zoom Video Communications, Inc., Class A(b)	7,054	426,062
		6,104,057
Casinos & Gaming-4.89%
Aristocrat Leisure Ltd. (Australia)	16,951	600,162
DraftKings, Inc., Class A(b)	12,738	470,669
Everi Holdings, Inc.(b)(c)	1,194	15,367
Evolution AB (Sweden)(d)	5,076	491,374
Light & Wonder, Inc.(b)	1,597	171,198
Playtech PLC (United Kingdom)(b)	7,835	56,860
Sportradar Group AG (Switzerland)(b)	2,154	23,392
		1,829,022
Communications Equipment-0.08%
Harmonic, Inc.(b)	1,997	29,276
Consumer Electronics-0.28%
Merry Electronics Co. Ltd. (Taiwan)	5,242	19,616
Sonos, Inc.(b)(c)	3,315	44,753
TCL Electronics Holdings Ltd. (China)(b)	16,605	10,989
Vizio Holding Corp., Class A(b)(c)	2,529	27,768
		103,126
Electronic Manufacturing Services-0.06%
Primax Electronics Ltd. (Taiwan)	7,925	22,061
Interactive Home Entertainment-16.24%
Capcom Co. Ltd. (Japan)	8,776	186,766
CD Projekt S.A. (Poland)(c)	1,522	61,000
DeNA Co. Ltd. (Japan)	1,686	17,447
Electronic Arts, Inc.	6,490	979,601
Embracer Group AB (Sweden)(b)(c)	20,490	52,364
GungHo Online Entertainment, Inc. (Japan)	1,203	23,411
Kakao Games Corp. (South Korea)(b)	1,276	17,294
Kingsoft Corp. Ltd. (China)	25,901	73,439
Koei Tecmo Holdings Co. Ltd. (Japan)	3,043	29,720
Konami Group Corp. (Japan)	2,354	178,514
Krafton, Inc. (South Korea)(b)	923	197,103
Mixi, Inc. (Japan)	1,083	21,507
Modern Times Group MTG AB, Class B (Sweden)(b)	2,531	19,424
NCSoft Corp. (South Korea)	419	53,351
NetEase, Inc. (China)	42,096	787,818
Netmarble Corp. (South Korea)(b)(d)	566	26,023
	Shares	Value
Interactive Home Entertainment-(continued)
Nexon Co. Ltd. (Japan)(c)	9,183	$ 199,883
Nintendo Co. Ltd. (Japan)	31,044	1,730,673
Pearl Abyss Corp. (South Korea)(b)	996	30,674
Roblox Corp., Class A(b)	14,640	607,853
Square Enix Holdings Co. Ltd. (Japan)	1,766	59,767
Take-Two Interactive Software, Inc.(b)	4,268	642,462
Ubisoft Entertainment S.A. (France)(b)(c)	2,559	52,599
Wemade Co. Ltd. (South Korea)(b)	497	13,537
ZX, Inc. (China)(b)(d)	5,218	7,521
		6,069,751
Interactive Media & Services-10.30%
Bumble, Inc., Class A(b)(c)	3,378	31,551
Meitu, Inc. (China)(b)(c)(d)	77,304	25,036
Meta Platforms, Inc., Class A	6,063	2,878,894
Pinterest, Inc., Class A(b)	16,028	512,095
Snap, Inc., Class A(b)(c)	29,014	386,466
Soop Co. Ltd. (South Korea)	228	17,140
		3,851,182
Internet Services & Infrastructure-1.80%
Cloudflare, Inc., Class A(b)	8,053	624,107
Squarespace, Inc., Class A(b)	1,110	49,051
		673,158
IT Consulting & Other Services-0.05%
Addnode Group AB (Sweden)	2,005	19,886
Leisure Products-0.40%
Peloton Interactive, Inc., Class A(b)(c)	5,635	20,061
Sankyo Co. Ltd. (Japan)	5,418	60,100
Sega Sammy Holdings, Inc. (Japan)	4,229	68,792
		148,953
Movies & Entertainment-12.05%
Cloud Music, Inc. (China)(b)(d)	1,431	17,393
Netflix, Inc.(b)	4,680	2,940,678
Roku, Inc., Class A(b)(c)	3,395	197,623
Spotify Technology S.A. (Sweden)(b)	3,923	1,349,277
		4,504,971
Semiconductors-22.48%
Advanced Micro Devices, Inc.(b)	10,752	1,553,449
Ambarella, Inc.(b)	1,100	57,904
Cambricon Technologies Corp. Ltd. (China)(b)	592	21,630
MediaTek, Inc. (Taiwan)	39,648	1,471,572
NVIDIA Corp.	23,575	2,758,746
QUALCOMM, Inc.	14,027	2,538,186
		8,401,487
Systems Software-0.39%
Adeia, Inc.	2,567	30,162
Dolby Laboratories, Inc., Class A(c)	1,472	115,935
		146,097
Technology Hardware, Storage & Peripherals-11.67%
Apple, Inc.	14,262	3,167,304
Clevo Co. (Taiwan)	10,997	20,241
HTC Corp. (Taiwan)(b)	19,066	25,551
Kinpo Electronics (Taiwan)	36,286	25,887
Lenovo Group Ltd. (China)	169,885	219,206
Logitech International S.A., Class R (Switzerland)(c)	3,487	313,662
Shenzhen Transsion Holdings Co. Ltd., A Shares (China)	1,451	16,234
See accompanying notes which are an integral part of this schedule.

Invesco Next Gen Media and Gaming ETF (GGME)—(continued)
July 31, 2024
(Unaudited)
	Shares	Value
Technology Hardware, Storage & Peripherals-(continued)
Wacom Co. Ltd. (Japan)	3,839	$ 18,575
Xiaomi Corp., B Shares (China)(b)(d)	257,429	554,929
		4,361,589
Trading Companies & Distributors-0.05%
Xometry, Inc., Class A(b)(c)	1,164	17,029
Total Common Stocks & Other Equity Interests (Cost $30,314,224)		37,428,070
Money Market Funds-0.09%
Invesco Government & Agency Portfolio, Institutional Class, 5.22%(e)(f) (Cost $32,310)	32,310	32,310
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.23% (Cost $30,346,534)		37,460,380
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.56%
Invesco Private Government Fund, 5.30%(e)(f)(g)	368,807	$ 368,807
Invesco Private Prime Fund, 5.48%(e)(f)(g)	961,928	962,217
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,331,019)		1,331,024
TOTAL INVESTMENTS IN SECURITIES-103.79% (Cost $31,677,553)		38,791,404
OTHER ASSETS LESS LIABILITIES-(3.79)%		(1,416,187)
NET ASSETS-100.00%		$37,375,217

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2024.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2024 was $1,122,276, which represented 3.00% of the Fund’s Net Assets.
(e)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2024.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$72,318	$201,785	$(241,793)	$-	$-	$32,310	$953
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	261,121	1,182,286	(1,074,600)	-	-	368,807	3,300*
Invesco Private Prime Fund	677,907	3,228,929	(2,944,622)	49	(46)	962,217	8,905*
Total	$1,011,346	$4,613,000	$(4,261,015)	$49	$(46)	$1,363,334	$13,158

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of July 31, 2024.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Oil & Gas Services ETF (PXJ)
July 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.93%
Oil & Gas Drilling-5.53%
Helmerich & Payne, Inc.	74,771	$ 3,022,244
Patterson-UTI Energy, Inc.(b)	255,879	2,812,110
		5,834,354
Oil & Gas Equipment & Services-67.20%
Archrock, Inc.	142,883	2,961,965
Baker Hughes Co., Class A	159,221	6,165,037
Cactus, Inc., Class A(b)	55,210	3,484,855
Halliburton Co.	141,306	4,900,492
Helix Energy Solutions Group, Inc.(c)	246,468	2,908,322
Kodiak Gas Services, Inc.(b)	105,340	3,039,059
Liberty Energy, Inc., Class A(b)	117,776	2,844,290
NOV, Inc.	278,176	5,791,624
Oceaneering International, Inc.(b)(c)	118,055	3,544,011
ProFrac Holding Corp., Class A(b)(c)	292,136	2,713,944
ProPetro Holding Corp.(b)(c)	286,624	2,748,724
RPC, Inc.	410,293	3,064,889
Schlumberger N.V.	110,907	5,355,699
Select Water Solutions, Inc., Class A	258,217	3,052,125
TechnipFMC PLC (United Kingdom)	196,351	5,792,355
Tidewater, Inc.(b)(c)	48,811	4,830,337
USA Compression Partners L.P.	117,076	2,685,723
Weatherford International PLC(c)	42,716	5,034,508
		70,917,959
Oil & Gas Storage & Transportation-27.20%
DHT Holdings, Inc.	230,893	2,712,993
Dorian LPG Ltd.	58,605	2,394,600
Frontline PLC (Norway)(b)	176,651	4,347,381
Golar LNG Ltd. (Cameroon)	108,624	3,790,978
International Seaways, Inc.(b)	45,040	2,522,240
Navigator Holdings Ltd.	161,484	2,683,864
Nordic American Tankers Ltd.(b)	665,406	2,481,964
	Shares	Value
Oil & Gas Storage & Transportation-(continued)
Okeanis Eco Tankers Corp. (Greece)(c)(d)	79,868	$ 2,594,911
Scorpio Tankers, Inc. (Monaco)	34,680	2,659,262
Teekay Tankers Ltd., Class A (Canada)	38,508	2,519,964
		28,708,157
Total Common Stocks & Other Equity Interests (Cost $93,790,139)		105,460,470
Money Market Funds-0.20%
Invesco Government & Agency Portfolio, Institutional Class, 5.22%(e)(f) (Cost $203,820)	203,820	203,820
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.13% (Cost $93,993,959)		105,664,290
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-19.65%
Invesco Private Government Fund, 5.30%(e)(f)(g)	5,589,418	5,589,418
Invesco Private Prime Fund, 5.48%(e)(f)(g)	15,146,617	15,151,161
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $20,740,579)		20,740,579
TOTAL INVESTMENTS IN SECURITIES-119.78% (Cost $114,734,538)		126,404,869
OTHER ASSETS LESS LIABILITIES-(19.78)%		(20,870,061)
NET ASSETS-100.00%		$105,534,808
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at July 31, 2024.
(c)	Non-income producing security.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at July 31, 2024 represented 2.46% of the Fund’s Net Assets.
(e)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2024.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$88,783	$1,496,253	$(1,381,216)	$-	$-	$203,820	$1,990
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	6,710,879	14,173,430	(15,294,891)	-	-	5,589,418	79,944*
Invesco Private Prime Fund	17,260,527	29,994,858	(32,104,081)	1,292	(1,435)	15,151,161	212,813*
Total	$24,060,189	$45,664,541	$(48,780,188)	$1,292	$(1,435)	$20,944,399	$294,747

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying notes which are an integral part of this schedule.

Invesco Oil & Gas Services ETF (PXJ)—(continued)
July 31, 2024
(Unaudited)
(f)	The rate shown is the 7-day SEC standardized yield as of July 31, 2024.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Pharmaceuticals ETF (PJP)
July 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.89%
Biotechnology-34.98%
AbbVie, Inc.	100,976	$ 18,712,872
Amgen, Inc.	52,253	17,372,555
Biogen, Inc.(b)	44,511	9,489,745
Geron Corp.(b)(c)	2,906,241	13,775,583
Gilead Sciences, Inc.	152,266	11,581,352
OmniAb Operations, Inc., Rts., expiring 11/02/2027(b)(c)(d)	39,023	0
OmniAb Operations, Inc., Rts., expiring 11/02/2027(b)(c)(d)	39,023	0
Regeneron Pharmaceuticals, Inc.(b)	16,117	17,393,305
United Therapeutics Corp.(b)	36,173	11,332,639
		99,658,051
Health Care Equipment-5.72%
Abbott Laboratories	153,857	16,299,610
Pharmaceuticals-59.19%
Amphastar Pharmaceuticals, Inc.(b)(c)	231,945	10,094,246
ANI Pharmaceuticals, Inc.(b)	153,976	10,119,303
Corcept Therapeutics, Inc.(b)(c)	308,001	11,910,399
Eli Lilly and Co.	19,417	15,616,511
Innoviva, Inc.(b)(c)	626,506	11,803,373
Jazz Pharmaceuticals PLC(b)(c)	92,670	10,216,867
Johnson & Johnson	108,642	17,149,140
Ligand Pharmaceuticals, Inc.(b)(c)	113,235	12,341,483
Merck & Co., Inc.	124,399	14,073,259
Pacira BioSciences, Inc.(b)(c)	323,990	6,690,393
Perrigo Co. PLC(c)	356,235	10,070,763
Pfizer, Inc.	554,264	16,927,223
Prestige Consumer Healthcare, Inc.(b)(c)	154,098	10,911,679
Supernus Pharmaceuticals, Inc.(b)(c)	359,658	10,725,002
		168,649,641
Total Common Stocks & Other Equity Interests (Cost $240,400,451)		284,607,302
	Shares	Value
Money Market Funds-0.07%
Invesco Government & Agency Portfolio, Institutional Class, 5.22%(e)(f) (Cost $185,554)	185,554	$ 185,554
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.96% (Cost $240,586,005)		284,792,856
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-18.17%
Invesco Private Government Fund, 5.30%(e)(f)(g)	14,353,849	14,353,849
Invesco Private Prime Fund, 5.48%(e)(f)(g)	37,416,064	37,427,289
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $51,780,984)		51,781,138
TOTAL INVESTMENTS IN SECURITIES-118.13% (Cost $292,366,989)		336,573,994
OTHER ASSETS LESS LIABILITIES-(18.13)%		(51,659,799)
NET ASSETS-100.00%		$284,914,195
Investment Abbreviations:
Rts.	-Rights

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2024.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(e)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2024.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$237,609	$3,316,961	$(3,369,016)	$-	$-	$185,554	$2,906
See accompanying notes which are an integral part of this schedule.

Invesco Pharmaceuticals ETF (PJP)—(continued)
July 31, 2024
(Unaudited)
	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2024	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$12,771,041	$37,590,452	$(36,007,644)	$-	$-	$14,353,849	$194,409*
Invesco Private Prime Fund	32,847,744	67,890,500	(63,311,165)	6,345	(6,135)	37,427,289	512,240*
Total	$45,856,394	$108,797,913	$(102,687,825)	$6,345	$(6,135)	$51,966,692	$709,555

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of July 31, 2024.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Semiconductors ETF (PSI)
July 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.02%
Semiconductor Materials & Equipment-47.39%
ACM Research, Inc., Class A(b)(c)	1,028,598	$ 18,463,334
Amkor Technology, Inc.	724,580	23,664,783
Applied Materials, Inc.	200,839	42,618,036
Camtek Ltd. (Israel)(c)	224,655	23,588,775
Entegris, Inc.	184,484	21,822,613
FormFactor, Inc.(b)	413,022	22,121,458
Ichor Holdings Ltd.(b)	637,494	21,674,796
KLA Corp.	30,840	25,383,479
Lam Research Corp.	45,760	42,155,943
MKS Instruments, Inc.	185,381	23,339,468
Nova Ltd. (Israel)(b)	110,644	22,844,667
Onto Innovation, Inc.(b)	105,443	20,171,246
Photronics, Inc.(b)	888,391	22,574,015
Teradyne, Inc.	166,927	21,894,145
Ultra Clean Holdings, Inc.(b)	546,036	23,621,517
Veeco Instruments, Inc.(b)(c)	582,927	24,139,007
		400,077,282
Semiconductors-52.63%
Advanced Micro Devices, Inc.(b)	259,002	37,420,609
Analog Devices, Inc.	190,394	44,053,364
Astera Labs, Inc.(b)(c)	351,921	15,428,217
Broadcom, Inc.	314,610	50,551,535
Cirrus Logic, Inc.(b)	207,761	27,108,655
Credo Technology Group Holding Ltd.(b)(c)	1,169,520	32,454,180
Impinj, Inc.(b)(c)	152,941	24,361,972
MACOM Technology Solutions Holdings, Inc.(b)	231,942	23,407,586
Micron Technology, Inc.	335,028	36,792,775
Monolithic Power Systems, Inc.	31,923	27,552,422
NVIDIA Corp.	389,687	45,601,173
NXP Semiconductors N.V. (China)	86,702	22,816,498
	Shares	Value
Semiconductors-(continued)
QUALCOMM, Inc.	208,599	$ 37,745,989
Semtech Corp.(b)(c)	598,039	18,969,797
		444,264,772
Total Common Stocks & Other Equity Interests (Cost $654,572,022)		844,342,054
Money Market Funds-0.04%
Invesco Government & Agency Portfolio, Institutional Class, 5.22%(d)(e) (Cost $363,015)	363,015	363,015
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.06% (Cost $654,935,037)		844,705,069
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-9.89%
Invesco Private Government Fund, 5.30%(d)(e)(f)	23,109,078	23,109,078
Invesco Private Prime Fund, 5.48%(d)(e)(f)	60,378,528	60,396,642
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $83,504,989)		83,505,720
TOTAL INVESTMENTS IN SECURITIES-109.95% (Cost $738,440,026)		928,210,789
OTHER ASSETS LESS LIABILITIES-(9.95)%		(84,016,657)
NET ASSETS-100.00%		$844,194,132
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2024.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2024.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$422,840	$4,341,376	$(4,401,201)	$-	$-	$363,015	$4,286
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	10,403,079	73,875,100	(61,169,101)	-	-	23,109,078	277,091*
Invesco Private Prime Fund	26,750,820	124,538,939	(90,894,473)	5,151	(3,795)	60,396,642	752,992*
Total	$37,576,739	$202,755,415	$(156,464,775)	$5,151	$(3,795)	$83,868,735	$1,034,369

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
See accompanying notes which are an integral part of this schedule.

Invesco Semiconductors ETF (PSI)—(continued)
July 31, 2024
(Unaudited)
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
July 31, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco AI and Next Gen Software ETF
Investments in Securities
Common Stocks & Other Equity Interests	$386,530,496	$-	$-	$386,530,496
Money Market Funds	369,662	12,890,387	-	13,260,049
Total Investments	$386,900,158	$12,890,387	$-	$399,790,545
Invesco Biotechnology & Genome ETF
Investments in Securities
Common Stocks & Other Equity Interests	$269,990,503	$-	$-	$269,990,503
Money Market Funds	142,820	53,984,195	-	54,127,015
Total Investments	$270,133,323	$53,984,195	$-	$324,117,518
Invesco Building & Construction ETF
Investments in Securities
Common Stocks & Other Equity Interests	$313,226,785	$-	$-	$313,226,785
Money Market Funds	154,750	30,481,636	-	30,636,386
Total Investments	$313,381,535	$30,481,636	$-	$343,863,171
Invesco Energy Exploration & Production ETF
Investments in Securities
Common Stocks & Other Equity Interests	$140,542,534	$-	$-	$140,542,534
Money Market Funds	235,550	24,545,162	-	24,780,712
Total Investments	$140,778,084	$24,545,162	$-	$165,323,246
Invesco Food & Beverage ETF
Investments in Securities
Common Stocks & Other Equity Interests	$119,678,490	$-	$-	$119,678,490
Money Market Funds	176,937	21,940,187	-	22,117,124
Total Investments	$119,855,427	$21,940,187	$-	$141,795,614

	Level 1	Level 2	Level 3	Total
Invesco Leisure and Entertainment ETF
Investments in Securities
Common Stocks & Other Equity Interests	$249,788,655	$-	$-	$249,788,655
Money Market Funds	374,633	60,062,928	-	60,437,561
Total Investments	$250,163,288	$60,062,928	$-	$310,226,216
Invesco Next Gen Connectivity ETF
Investments in Securities
Common Stocks & Other Equity Interests	$42,248,753	$-	$-	$42,248,753
Money Market Funds	8,489	1,381,603	-	1,390,092
Total Investments	$42,257,242	$1,381,603	$-	$43,638,845
Invesco Next Gen Media and Gaming ETF
Investments in Securities
Common Stocks & Other Equity Interests	$37,428,070	$-	$-	$37,428,070
Money Market Funds	32,310	1,331,024	-	1,363,334
Total Investments	$37,460,380	$1,331,024	$-	$38,791,404
Invesco Oil & Gas Services ETF
Investments in Securities
Common Stocks & Other Equity Interests	$105,460,470	$-	$-	$105,460,470
Money Market Funds	203,820	20,740,579	-	20,944,399
Total Investments	$105,664,290	$20,740,579	$-	$126,404,869
Invesco Pharmaceuticals ETF
Investments in Securities
Common Stocks & Other Equity Interests	$284,607,302	$-	$0	$284,607,302
Money Market Funds	185,554	51,781,138	-	51,966,692
Total Investments	$284,792,856	$51,781,138	$0	$336,573,994
Invesco Semiconductors ETF
Investments in Securities
Common Stocks & Other Equity Interests	$844,342,054	$-	$-	$844,342,054
Money Market Funds	363,015	83,505,720	-	83,868,735
Total Investments	$844,705,069	$83,505,720	$-	$928,210,789